Accounts Payable and Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Accounts Payable and Accrued Expenses
Accounts payable	$ 7,051	$ 2,010
Accrued offering costs		655
Accrued payroll		260
Accrued 2023 Lilly License costs	10,000
Accrued legal costs	1,210	308
Accrued research and development costs	713	490
Accrued bonus	567	141
Other accrued expenses	206	113
Accrued consulting fees	193	451
Total accounts payable and accrued expenses	$ 19,940	$ 4,428